UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number    811-09581
                                                   ---------------

                              UBS Aspen Fund L.L.C.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
              ----------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                           --------------

                   Date of fiscal year end: December 31, 2003
                                           -------------------

                   Date of reporting period: December 31, 2003
                                            -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                             UBS ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                                   YEAR ENDED
                               DECEMBER 31, 2003

                             UBS ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                                   YEAR ENDED
                               DECEMBER 31, 2003






                                    CONTENTS



Report of Independent Auditors..............................................  1

Statement of Assets, Liabilities and Members' Capital.......................  2

Statement of Operations.....................................................  3

Statements of Changes in Members' Capital...................................  4

Notes to Financial Statements...............................................  5

Schedule of Portfolio Investments........................................... 12

[LOGO OMITTED] ERNST & YOUNG

[ ] ERNST & YOUNG LLP                   [ ] Phone: (212) 773-3000
    5 Times Square                          www.ey.com
    New York, New York 10036-6530



                         Report of Independent Auditors

To the Members and Board of Directors of UBS Aspen Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Aspen Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Aspen Fund, L.L.C. at December 31, 2003, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ERNST & YOUNG LLP



New York, New York
February 16, 2004



                   A Member Practice of Ernst & Young Global                   1

                                                          UBS ASPEN FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2003

-------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $39,066,277)                                   $ 40,063,115
Cash and cash equivalents                                                                     538,156
Receivables:
  Due from broker                                                                           2,412,819
  Investments sold, not settled                                                             1,384,203
  Dividends                                                                                    11,317
  Interest                                                                                        149
Other assets                                                                                      136
-------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                               44,409,895
-------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $2,082,681)                 2,105,755
Payables:
  Margin loan                                                                               2,059,932
  Investments purchased, not settled                                                        1,258,917
  Withdrawals payable                                                                         239,948
  Professional fees                                                                            74,420
  Management fee                                                                               38,590
  Administration fee                                                                            4,697
  Other                                                                                        27,230
-------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                           5,809,489
-------------------------------------------------------------------------------------------------------

NET ASSETS                                                                               $ 38,600,406
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                $ 37,626,642
Accumulated net unrealized appreciation on investments                                        973,764
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                         $ 38,600,406
-------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.     2

                                                          UBS ASPEN FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Dividends                                                                                $ 101,160
  Interest                                                                                    12,963
-----------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                      114,123
-----------------------------------------------------------------------------------------------------

EXPENSES

  Management fee                                                                             419,754
  Professional fees                                                                           99,522
  Custody fee                                                                                 83,939
  Dividends                                                                                   29,603
  Interest                                                                                    16,297
  Administration fee                                                                          15,995
  Miscellaneous                                                                               33,693
-----------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                               698,803
-----------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                         (584,680)
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   FROM INVESTMENTS

Net realized loss from investments                                                        (5,986,824)
Change in net unrealized appreciation/depreciation from investments                       19,545,627
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                         13,558,803
-----------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                                              $ 12,974,123
-----------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.     3

                                                          UBS ASPEN FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2003 AND 2002
--------------------------------------------------------------------------------


                                                                      MANAGER              MEMBERS                   TOTAL
------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2002                                  $ 582,819           $ 72,746,189            $ 73,329,008

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                   (1,038)              (708,029)               (709,067)
  Net realized loss from investments                                  (490,619)           (56,556,057)            (57,046,676)
  Change in net unrealized
      appreciation/depreciation from investments                       294,308             32,570,508              32,864,816
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                         (197,349)           (24,693,578)            (24,890,927)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                      --                111,550                 111,550
  Members' withdrawals                                                      --            (18,369,445)            (18,369,445)
  Offering costs                                                            (9)                (1,062)                 (1,071)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
      FROM CAPITAL TRANSACTIONS                                             (9)           (18,258,957)            (18,258,966)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                                $ 385,461           $ 29,793,654            $ 30,179,115
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                   (2,229)              (582,451)               (584,680)
  Net realized loss from investments                                   (78,309)            (5,908,515)             (5,986,824)
  Change in net unrealized
      appreciation/depreciation from investments                       267,041             19,278,586              19,545,627
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                          186,503             12,787,620              12,974,123
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                      --                323,500                 323,500
  Members' withdrawals                                                      --             (4,875,181)             (4,875,181)
  Offering costs                                                           (15)                (1,136)                 (1,151)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                         (15)            (4,552,817)             (4,552,832)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                                $ 571,949           $ 38,028,457            $ 38,600,406
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.     4

                                                          UBS ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003


--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Aspen Fund, L.L.C. (the "Fund") (formerly, PW Aspen Fund, L.L.C.), was organized as a limited liability company under the laws of Delaware on August 27, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing principally in publicly traded common stocks and other equity securities of U.S companies. The Fund also may invest in equity securities of foreign issuers and in bonds and other fixed-income securities of U.S. and foreign issuers. The Fund commenced operations on November 21, 1999.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Aspen Management, L.L.C. (the "Manager") (formerly, PW Aspen Management, L.L.C.), a Delaware limited liability company, to provide investment advice to the Fund.

     The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") (formerly, PW Fund Advisor, L.L.C.), and Mark Advisors, L.L.C. ("MALLC"). UBSFA is the managing member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by MALLC manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. MALLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                                          UBS ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

     If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities as of December 31, 2003.

     Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                                          UBS ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.
     S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

     C.   FUND COSTS

     The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

     D.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     The Fund has reclassified $584,680 and $5,986,824 from accumulated net investment loss and accumulated net realized loss from investments, respectively, to net capital contributions during the year ended December 31, 2003. The reclassification was to reflect, as an adjustment to net capital contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable

                                                          UBS ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E.   CASH AND CASH EQUIVALENTS (CONTINUED)

         on the Statement of Assets, Liabilities and Members' Capital.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   MANAGEMENT FEE, INCENTIVE ALLOCATION, AND RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to MALLC.

     UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2003, UBS FSI and its affiliates earned $8,710 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, upon a Member's withdrawal from the Fund and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the years ended December 31, 2003 or December 31, 2002. For Members which were not in the Fund for twelve months as of December 31, 2003 or December 31, 2002, an Incentive Allocation period has not

                                                          UBS ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------


3.   MANAGEMENT FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS
     (CONTINUED)

     occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

     Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2003 were $22,634.

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the primary custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     As described in the private placement memorandum, certain brokerage arrangements provide that MALLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by MALLC for research and related services that would then be paid for or provided by the broker. The research services obtained by MALLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by MALLC.

4.   SECURITIES TRANSACTIONS

     Aggregate  purchases and proceeds from sales of investment  securities  for the year ended December 31, 2003, amounted to $155,607,387 and $161,311,270, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $115,065,284 and $114,963,857, respectively, and purchases and sales of options amounting to $6,729,869 and $6,467,802, respectively. Net realized loss resulting from short positions was $798,929 for the year ended December 31, 2003.

     At December 31, 2003, the tax basis of investments was $45,223,954, resulting in accumulated net unrealized depreciation on investments of $8,341,653, which consists of $3,420,901 gross unrealized appreciation and $11,762,554 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales and unsettled short transactions.

                                                          UBS ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

5.   SHORT-TERM BORROWINGS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2003, the Fund's average interest rate paid on borrowings was 1.83% per annum and the average borrowings outstanding were $883,655. The Fund had borrowings outstanding at December 31, 2003 of $2,059,932.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

     Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

     Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. During the year ended December 31, 2003, the Fund did not trade any forward or futures contracts.

7.   CONTINGENCIES

     In the ordinary course of business, the Fund, the Directors, UBS FSI, the Manager and its members are subject to disputes, proceedings, lawsuits and other claims including proceedings related to securities laws and other matters.

     On February 5, 2003, the United States District Court for the Southern District of Florida dismissed an action against the Fund, the Directors, UBS FSI, the Manager and its members purporting to be brought on behalf of purchasers of Interests of the Fund alleging breach of contract and breach of fiduciary duty. The court dismissed the action without prejudice, allowing plaintiffs the opportunity to file a second amended complaint. Plaintiffs filed a second amended complaint against UBS FSI, the

                                                          UBS ASPEN FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

7.   CONTINGENCIES (CONTINUED)

     Manager and its members (collectively the"Group") in U.S. District Court for the Southern District of Florida. Members of the Group again moved to dismiss the second amended complaint. That motion was denied, without prejudice. The Group moved for summary judgment dismissing the complaint. In addition, Plaintiffs filed a motion for class action certification. The Court has taken the Group's motions, as well as motions filed by Plaintiff, under advisement. The Group filed its opposition to Plaintiff's motion for class action certification. Oral argument on the summary judgment motion and the class action certification took place January 30, 2004. Management believes the resolution of this matter will not result in a material adverse effect on the Fund's financial position.

     The Group intends to defend the action vigorously. One or more of the named defendants in the action may be entitled to indemnification from the Fund in connection with this action.

8.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                     PERIOD FROM
                                                                                                                    NOVEMBER 22,
                                                                                                                        1999
                                                                                                                    (COMMENCEMENT
                                                                                                                    OF OPERATIONS)
                                                                                                                       THROUGH
                                                                YEARS ENDED DECEMBER 31,                             DECEMBER 31,
                                             2003                2002              2001              2000                1999
                                             ----                ----              ----              ----                ----
    Ratio of net investment loss to
    average net assets***                   (1.68)%             (1.44)%           (1.07)%           (1.18)%             (6.22)%*
    Ratio of total expenses to
    average net assets***                    2.01%               2.00%             1.59%             1.77%               7.75%*

    Portfolio turnover rate                 96.10%             105.15%            63.30%            92.75%               5.13%

    Total return**                          37.11%             (34.73)%          (25.97)%          (44.03)%             23.90%

    Average debt ratio***                    2.54%               1.47%             0.11%             0.32%               2.42%
    Net asset value at end of
    period                                $38,600,406         $30,179,115       $73,329,008      $127,993,864         $48,588,864

      *   Annualized.
      ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
      *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003

      SHARES                                                                   MARKET VALUE
--------------------------------------------------------------------------------------------
                 UNITED STATES OF AMERICA
                 ------------------------
                 INVESTMENTS IN SECURITIES (103.78%)
                 -----------------------------------
                 COMMON STOCK (101.35%)
                 ----------------------
                 APPLICATIONS SOFTWARE (2.71%)
        20,185   Microsoft Corp.                                               $   552,463
        33,076   Siebel Systems, Inc. *                                            460,418
         1,932   The SCO Group, Inc. *                                              32,844
                                                                               -------------
                                                                                 1,045,725
                                                                               -------------
                 BROADCAST SERVICES/PROGRAMMING (8.56%)
       255,458   Liberty Media Corp. - Class A *, (a)                            3,037,396
        31,569   UnitedGlobalCom, Inc., Class A *                                  267,705
                                                                               -------------
                                                                                 3,305,101
                                                                               -------------
                 BUILDING-RESIDENTIAL/COMMERCIAL (0.94%)
         3,787   Lennar Corp., Class A                                             363,552
                                                                               -------------
                 CABLE TELEVISION (9.89%)
        42,943   Comcast Corp., Class A *                                        1,343,687
        37,689   Comcast Corp., Special Class A *                                1,235,822
        28,228   Cox Communications, Inc., Class A *                               972,455
        16,004   Hughes Electronics Corp. *                                        264,866
                                                                               -------------
                                                                                 3,816,830
                                                                               -------------
                 CASINO HOTELS (2.40%)
        15,425   MGM MIRAGE *                                                      580,134
        12,369   Wynn Resorts, Ltd. *                                              346,456
                                                                               -------------
                                                                                   926,590
                                                                               -------------
                 CASINO SERVICES (1.94%)
        20,941   International Game Technology                                     747,594
                                                                               -------------
                 COMMERCIAL SERVICES - FINANCE (0.17%)
         4,543   Concord EFS, Inc. *                                                67,418
                                                                               -------------
                 COMPUTERS (2.92%)
        33,119   Dell Inc. *, (a)                                                1,125,384
                                                                               -------------
                 COMPUTERS -- MEMORY DEVICES (0.33%)
         9,954   EMC Corp. *                                                       128,606
                                                                               -------------
                 DATA PROCESSING/MANAGEMENT (2.38%)
         8,365   Automatic Data Processing, Inc.                                   331,337
         1,122   First Data Corp.                                                   46,103
        14,641   VERITAS Software Corp. *                                          542,010
                                                                               -------------
                                                                                   919,450
                                                                               -------------
                 DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES (2.55%)
        44,234   Cendant Corp. *, (a)                                              985,091
                                                                               -------------

The preceding notes are an integral part of these financial statements.       12

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003

      SHARES                                                                   MARKET VALUE
--------------------------------------------------------------------------------------------
                 COMMON STOCK (CONTINUED)
                 ------------------------
                 E-COMMERCE/PRODUCTS (1.88%)
        13,799   Amazon.com, Inc. *                                            $   726,103
                                                                               -------------
                 E-COMMERCE/SERVICES (8.70%)
        11,746   eBay, Inc. *                                                      758,909
        30,025   HomeStore, Inc. *                                                 142,018
        72,365   InterActiveCorp *                                               2,455,345
                                                                               -------------
                                                                                 3,356,272
                                                                               -------------
                 ELECTRIC -- INTEGRATED (0.61%)
         8,527   PG&E Corp. *                                                      236,795
                                                                               -------------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS (3.41%)
        26,970   Intel Corp.                                                       864,389
        11,705   Xilinx, Inc. *                                                    452,164
                                                                               -------------
                                                                                 1,316,553
                                                                               -------------
                 ENTERPRISE SOFTWARE/SERVICES (1.07%)
        33,630   BEA Systems, Inc. *                                               413,649
                                                                               -------------
                 ENTERTAINMENT SOFTWARE (1.86%)
        15,018   Electronic Arts, Inc. *                                           716,058
                                                                               -------------
                 FINANCE -- CREDIT CARD (1.10%)
         8,789   American Express Co.                                              423,893
                                                                               -------------
                 FINANCE -- INVESTMENT BANKER/BROKER (3.32%)
        30,320   The Charles Schwab Corp.                                          358,989
         9,337   The Goldman Sachs Group, Inc.                                     921,842
                                                                               -------------
                                                                                 1,280,831
                                                                               -------------
                 HOME FURNISHINGS (0.96%)
        23,813   Tempur-Pedic International, Inc. *                                369,101
                                                                               -------------
                 INTERNET SECURITY (1.36%)
        32,293   VeriSign, Inc. *                                                  526,376
                                                                               -------------
                 MEDICAL - BIOMEDICAL/GENETICS (3.13%)
        12,932   Genentech, Inc. *                                               1,210,047
                                                                               -------------
                 MEDICAL -- DRUGS (0.35%)
         4,155   OSI Pharmaceuticals, Inc. *                                       133,833
                                                                               -------------
                 MEDICAL - HMO (1.89%)
         3,621   Anthem, Inc. *                                                    271,575
         7,880   UnitedHealth Group, Inc.                                          458,458
                                                                               -------------
                                                                                   730,033
                                                                               -------------
                 METAL -- DIVERSIFIED (0.98%)
         4,363   Alcan Inc.                                                        204,843

The preceding notes are an integral part of these financial statements.       13

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003

      SHARES                                                                   MARKET VALUE
--------------------------------------------------------------------------------------------
                 COMMON STOCK (CONTINUED)
                 ------------------------
                 METAL -- DIVERSIFIED (CONTINUED)
         4,554   Alcoa Inc.                                                    $   173,052
                                                                               -------------
                                                                                   377,895
                                                                               -------------
                 MULTIMEDIA (8.29%)
        57,082   Gemstar-TV Guide International, Inc. *                            289,577
        24,260   The News Corp., Ltd. -- ADR                                       875,786
        35,196   The Walt Disney Co. (a)                                           821,123
        67,363   Time Warner Inc. *                                              1,211,860
                                                                               -------------
                                                                                 3,198,346
                                                                               -------------
                 NETWORKING PRODUCTS (2.92%)
        46,581   Cisco Systems, Inc. *                                           1,128,658
                                                                               -------------
                 REAL ESTATE MANAGEMENT SERVICE (0.32%)
         2,464   LNR Property Corp.                                                121,993
                                                                               -------------
                 REITS-HOTELS (0.46%)
         14,564  Host Marriott Corp. *                                             179,428
                                                                               -------------
                 REITS - OFFICE PROPERTY (0.04%)
           379   SL Green Realty Corp.                                              15,558
                                                                               -------------
                 REITS -- REGIONAL MALLS (1.05%)
         8,647   The Rouse Co.                                                     406,409
                                                                               -------------
                 RETAIL -- DISCOUNT (1.62%)
         1,703   Costco Wholesale Corp. *                                           63,318
        10,565   Wal-Mart Stores, Inc.                                             560,473
                                                                               -------------
                                                                                   623,791
                                                                               -------------
                 RETAIL - JEWELRY (0.71%)
         6,027   Tiffany & Co.                                                     272,420
                                                                               -------------
                 RETAIL -- RESTAURANTS (2.38%)
        25,263   McDonald's Corp.                                                  627,280
         8,767   Starbucks Corp. *                                                 290,714
                                                                               -------------
                                                                                   917,994
                                                                               -------------
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.33%)
        12,569   Taiwan Semiconductor Manufacturing Co., Ltd. - ADR *              128,707
                                                                               -------------
                 SEMICONDUCTOR EQUIPMENT (0.66%)
        11,360   Applied Materials, Inc. *                                         254,918
                                                                               -------------
                 STEEL -- PRODUCERS (2.53%)
        19,333   International Steel Group, Inc. *                                 753,020
         6,386   United States Steel Corp.                                         223,638
                                                                               -------------
                                                                                   976,658
                                                                               -------------
                 STOCK INDEX (0.15%)
         1,596   iShares MSCI Brazil                                                27,132

The preceding notes are an integral part of these financial statements.       14

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003

      SHARES                                                                   MARKET VALUE
---------------------------------------------------------------------------------------------
                 COMMON STOCK (CONTINUED)
                 ------------------------
                 STOCK INDEX (CONTINUED)
         3,192   iShares MSCI Japan                                            $      30,771
                                                                               --------------
                                                                                      57,903
                                                                               --------------
                 TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS (0.19%)
         7,211   Corning Inc. *                                                       75,211
                                                                               --------------
                 TELECOMMUNICATIONS SERVICES (0.80%)
        30,467   Time Warner Telecom, Inc., Class A *                                308,631
                                                                               --------------
                 WEB PORTALS/ISP (5.68%)
        48,697   Yahoo!, Inc. *                                                    2,192,826
                                                                               --------------
                 WIRELESS EQUIPMENT (7.81%)
        55,894   QUALCOMM, Inc. (a)                                                3,014,363
                                                                               --------------
                 TOTAL COMMON STOCK (Cost $38,047,499)                            39,122,594
                                                                               --------------
                 PREFERRED STOCKS (2.11%)
                 ------------------------
                 MULTIMEDIA (2.11%)
        26,966   The News Corp., Ltd. - ADR                                          815,721
                                                                               --------------
                 TOTAL PREFERRED STOCKS (Cost $907,945)                              815,721
                                                                               --------------

       NUMBER OF
       CONTRACTS
      -----------
                 CALL OPTIONS (0.32%)
                 --------------------
                 CABLE TELEVISION (0.07%)
            60   Cox Communications Inc., 01/17/04, $30 *                             26,400
                                                                                -------------
                 COMMERCIAL SERVICES -- FINANCE (0.09%)
            80   Concord EFS Inc., 01/17/04, $10 *                                    36,800
                                                                                -------------
                 GOLD MINING (0.10%)
            40   Newmont Mining Corp., 01/17/04, $40 *                                37,200
                                                                                -------------
                 RETAIL -- MAJOR DEPARTMENT STORES (0.06%)
            40   J.C. Penney Co. Inc., 01/17/04, $20 *                                24,400
                                                                                -------------
                 TOTAL CALL OPTIONS (Cost $110,833)                                  124,800
                                                                                -------------
                 INVESTMENTS IN SECURITIES (Cost $39,066,277)                     40,063,115
                                                                                -------------
                 SECURITIES SOLD, NOT YET PURCHASED ((5.45)%)
                 --------------------------------------------
                 COMMON STOCK SOLD, NOT YET PURCHASED ((5.45)%)
                 ----------------------------------------------
                 STOCK INDEX ((5.45)%)
        (8,000)  Nasdaq-100 Index Tracking Stock *                                  (291,680)
       (16,000)  Standard & Poor's Depositary Receipts *                          (1,780,480)




The preceding notes are an integral part of these financial statements.       15

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003

      SHARES                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------
                 COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                 ------------------------------------------------
                 STOCK INDEX (CONTINUED)
        (1,440)  Utilities Select Sector SPDR *                                $     (33,595)
                                                                               ---------------
                                                                                  (2,105,755)
                                                                               ---------------
                 TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                  (Proceeds $(2,082,681))                                          2,105,755)
                                                                               ---------------
                 SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(2,082,681))       (2,105,755)
                                                                               ---------------
      TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
      PURCHASED -- 98.33%                                                         37,957,360
                                                                               ---------------
      OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 1.67%                           643,046
                                                                               ---------------
      TOTAL NET ASSETS -- 100.00%                                              $  38,600,406
                                                                               ===============

*   Non-income producing security
(a) Partially or wholly held ($8,394,137 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased, options and margin loan. The market values on securities pledged for securities sold, not yet purchased, options and margin loan are $4,149,471, $124,800 and $4,119,866, respectively.



The preceding notes are an integral part of these financial statements.       16

                       THIS PAGE INTENTIONALLY LEFT BLANK

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Service Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS         OTHER TRUSTEESHIPS/
                                                                                         IN FUND             DIRECTORSHIPS
                                TERM OF OFFICE                                           COMPLEX            HELD BY DIRECTOR
NAME, AGE, ADDRESS AND          AND LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY          ----------------
POSITION(S) WITH FUND            TIME SERVED 1           DURING PAST 5 YEARS            DIRECTOR 2         OUTSIDE FUND COMPANY
---------------------           --------------        -----------------------           ----------         --------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (61)                Term --       Dean and Professor of Mgmt of             36           Director of:
UBS Financial Services Inc.       Indefinite      Graduate School of Business,                           Primedia, Inc.,
1285 Avenue of the Americas      Length-since     Columbia University                                    Federated Department
New York, NY 10019                Inception                                                              Stores, Inc.,
Director                                                                                                 Revlon, Inc., Select
                                                                                                         Medical, Inc. and
                                                                                                         SAPPI Ltd.
------------------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (74)               Term --       Law partner for Dunnington,               14           None
UBS Financial Services Inc.       Indefinite      Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (74)       Term --       Retired                                   14           None
UBS Financial Services Inc.       Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------------------
                                             OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (36)           Term-Indefinite    First Vice President / CFO of             N/A          N/A
UBS Financial Services Inc.     Length- since     UBS Financial Services Inc.'s,
1285 Avenue of the Americas       July 2002       Alternative Investment Group,
New York, NY 10019                                since July 2002.
Principal Accounting Officer                      Prior to July 2002, Partner
                                                  Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (39)        Term-Indefinite    Senior Associate General                  N/A          N/A
UBS Financial Services Inc.     Length- since     Counsel and First Vice
1285 Avenue of the Americas       Inception       President of UBS Financial
New York, NY 10019                                Services Inc., since May 1998.
Secretary
------------------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS Financial Services, Inc., and 14 comprise UBS Financial Services Inc.'s, Alternative Investment Group of Funds.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-580-2329.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that M. Cabell Woodward, Jr. is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,000 for 2002 and $30,000 for 2003. Such audit fees include fees associated with the annual audits and filing of the registrant's Form N-2 and Form N-SAR.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,000 for 2002 and $4,500 for 2003. Audit-related fees principally include fees associated with reading and providing comments on semi-annual reports.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $20,000 for 2002 and $29,000 for 2003. Tax fees include fees for tax compliance services. The 2003 fees also include assisting management in the preparation of tax estimates.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $2,000 for 2003. Fees for all other services include fees for administrative services associated with preparing the 2003 K-1's for mailing.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The registrant does not have pre-approval policies and procedures.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7) (i)(C) of Rule 2-01 of Regulation S-X are as follows:

                      (b)  100%

                      (c)  100%

                      (d)  100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was approximately $1.7 million for 2002 and approximately $1.2 million for 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        MARK ASSET MANAGEMENT CORPORATION
                      PROXY VOTING POLICIES AND PROCEDURES

--------------------------------------------------------------------------------
POLICIES

     INTRODUCTION. Mark Asset Management Corporation and its affiliates (collectively referred to as "MAMC") recognize the principle that one of the privileges of owning securities in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations. As an investment adviser, MAMC owes all of its clients, which include, among others, institutional and private clients and the investment companies for which it provides investment advice (collectively referred to as the "Clients"), a fiduciary responsibility to vote Client securities in a manner that is in the best interests of the Clients. MAMC also recognizes that, in some instances, its actions in connection with the voting of these securities may appear to others to present actual or perceived conflicts of interest for MAMC. For these reasons, MAMC has determined to adopt these Proxy Voting Policies and Procedures ("Policies and Procedures") to establish formal policies and procedures for performing and documenting its fiduciary duties with regard to the voting of Client proxies.

     GENERAL. MAMC believes that voting decisions on proxy issues should be made in light of the anticipated impact of the issues on the desirability of investing in the portfolio company from the vantage point of the particular Client. Consistent with this view, MAMC intends to, where practical and possible to do so, vote Client proxies solely in a manner that it believes serves the best interests of its Clients and is consistent with its fiduciary responsibilities. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

PROCEDURES

     DELEGATION. MAMC has determined that it is in the best interests of its Clients to delegate, and, as a result, has delegated, to Institutional Shareholder Services ("ISS") MAMC's discretionary authority to exercise voting rights with respect to the securities in which Clients have invested and for which MAMC has been provided discretionary authority to exercise voting rights. MAMC views ISS as an expert in the proxy voting and corporate governance area. ISS has informed MAMC that ISS will conduct in-depth research and analysis with respect to the proxies associated with Client securities and, based upon such research and analysis, make recommendations that ISS believes are in the best interests of the companies and their shareholders, including the Clients. ISS has provided MAMC with general guidelines that ISS will use in connection with its consideration of Client proxies. These general guidelines, which are attached as an Exhibit to these Policies and Procedures, discuss briefly ISS' methodology for considering and voting various matters that may be presented to shareholders for consideration and vote. ISS will document both its recommendations and the basis for its recommendations.

     Unless  directed  not  to  do  so,  ISS  will  automatically  vote  proxies concerning Client securities in a manner that is consistent with its recommendations. Although MAMC, for the most part, will rely on ISS to vote Client securities, MAMC intends to keep apprised of the various proxy issues. When MAMC disagrees with ISS' recommendations or believes that its Clients' interests are better served by an alternative position on the proxies, it may deviate from ISS' recommendations as a matter of general policy or on specific proxy proposals. In instances in which MAMC does not follow ISS' recommendation, MAMC intends to provide and document the rationale for this decision. MAMC does not expect, however, to deviate frequently from ISS' recommendations.

     In instances in which MAMC deviates from ISS' recommendations, MAMC will follow the procedures generally set out below.

     CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS. One of the primary factors MAMC considers when determining the desirability of investing in a particular company is the quality and depth of its management. As a result, if MAMC determines, on behalf of a Client, to make an investment in a company, it generally believes that the company's management should be entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning -- subject to the oversight of the company's board of directors. For this reason, MAMC believes that the recommendations of management of a company should, on most issues, be given weight in determining how proxies should be voted. MAMC may not, however, support the position of a company's management in any situation where MAMC believes that a particular proxy proposal may adversely affect the investment merits of owning stock in that company.

     ADMINISTRATION. [Morris Mark], the [President] and the principal [portfolio manager] of MAMC, is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. Mr. Mark and other employees of MAMC, including Mr. John Wilkens, Chief Financial Officer, review questions and respond to inquiries from Clients pertaining to proxy issues. Mr. Mark has the [primary] responsibility to vote proxies on behalf of Clients. In his absence, [Mr. John Wilkens] may also vote Client proxies.

     MEETING NOTIFICATION. MAMC utilizes ISS' voting agent services to notify it of upcoming shareholder meetings for portfolio companies held in Client accounts and to transmit votes to the various custodian banks of Clients. ISS tracks and reconciles MAMC's Clients' holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated regularly, and transmitted to MAMC through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements and to promptly provide such materials to MAMC upon request.

     VOTE DETERMINATION. ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist MAMC in its proxy voting process. The final authority and responsibility for proxy voting decisions remains with MAMC. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of MAMC's clients.

     NO-VOTE DETERMINATION. MAMC may determine that it is not in the Clients' best interests to submit any vote on proxies associated with Clients securities. This position may be taken for any number of reasons, including, among others, the fact that the securities are foreign securities or that the cost, time or effort involved in voting the securities would not, in MAMC's sole discretion, serve the best interests of its Clients. In instances in which MAMC does not expect to vote Client securities, MAMC intends to provide and document the rationale for this decision.

                          UBS ASPEN MANAGEMENT, L.L.C.

                      PROXY VOTING POLICIES AND PROCEDURES

Investment recommendations and decisions made for clients of UBS Aspen Management, L.L.C. (the "Adviser") are made by officers, members or employees of Mark Advisors, L.L.C. and its affiliates ("MALLC"), a member of the Adviser. These individuals are not associated with UBS Fund Advisor, L.L.C., the managing member of the Adviser. MALLC has adopted its own Proxy Voting Policies and Procedures (the "Policies") that govern its proxy voting activities. MALLC will be responsible for voting proxies of issuers of securities held by the clients of the Adviser in accordance with the Policies. A copy of the Policies is attached hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                UBS Aspen Fund L.L.C.
            -----------------------------------------------------------------

By (Signature and Title)*   /s/ Mitchell Tanzman
                         ----------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date              February 24, 2004
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         ----------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date              February 24, 2004
    -------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Mitchell Tanzman
                         ----------------------------------------------------
                            Mitchell Tanzman, Co-Chief Executive Officer
                            (principal executive officer)

Date              February 24, 2004
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         ----------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date              February 24, 2004
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         ----------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date              February 24, 2004
    -------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.